Equity - Application of IFRS 9 and IFRS 15 (Details) € in Millions	Jan. 01, 2018 EUR (€)
Disclosure of reserves within equity [line items]
Gross impact on equity	€ 578
Total
Disclosure of reserves within equity [line items]
Gross impact on equity	785
Tax effect	(207)
Impact on equity	578
Attributable to equity holders	512
Attributable to non-controlling interest	66
IFRS 9
Disclosure of reserves within equity [line items]
Gross impact on equity	(221)
Tax effect	56
Impact on equity	(165)
Attributable to equity holders	(142)
Attributable to non-controlling interest	(23)
IFRS 15
Disclosure of reserves within equity [line items]
Gross impact on equity	1,006
Tax effect	(263)
Impact on equity	743
Attributable to equity holders	654
Attributable to non-controlling interest	€ 89